Issued Capital - Ordinary shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2024
Disclosure of classes of share capital [line items]
Issued capital	$ 2,354	$ 297,618
Ordinary shares to be converted (in shares)	25,129,140
Ordinary shares after conversion and capital reorganisation (in shares)	2,149,294
Fully Paid Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid		25,129,140
Issued capital	$ 2,354	$ 0
Fully Paid Ordinary Shares, Following Capital Reorganisation
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid		29,973,504
Issued capital	$ 0	$ 297,618